COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16	-	COMMITMENTS AND CONTINGENCIES

A.	Commitments and Contingencies Relating to Fab 2

(1)
Facility Agreement

Liens

The Company has liens on its assets. For Liens regarding Tower's Facility Agreement, see Note 12B, for liens relating to Jazz Credit Line Agreement, see Note 12C and for TJP GE credit line see Note 12D.

Offer by the Israeli Banks

If one or more certain bankruptcy related events occur, the Israeli Banks are entitled to bring a firm offer made by a potential investor to purchase Tower's ordinary shares ("the Offer") at a price provided in the Offer. In such case, Tower shall be required thereafter to procure a rights offering to invest up to 60% of the amount of the Offer on the same terms. If the Offer is conditioned on the offeror purchasing a majority of Tower's outstanding share capital, the rights offering will be limited to allow for this, unless TIC and the principal shareholders existing at the time that Tower entered into the Facility Agreement with the Israeli Banks (SanDisk Corporation, Macronix International Co. Ltd., and Alliance Semiconductor Corporation) agree to exercise in a rights offering rights applicable to their shareholdings and agree to purchase in a private placement enough shares to ensure that the full amount of the Offer is invested.
For further details in regard to the Facility Agreement, see Note 12B.

(2)	Approved Enterprise Status For details regarding Approved Enterprise Status relating to Fab 2, see Note 8B.

B.	License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company's total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

For the license agreement between TJP and Micron see Note 3.

C.	Leases

Tower's administrative offices and corporate headquarters, Fab 1 and Fab 2 manufacturing operations are located in a building complex situated in an industrial park in Migdal Ha'emek, in the northern part of Israel. The premises where the administrative offices and Fab 1 are located are under a long-term lease from the ILA, which expires in 2032. Tower has no obligation for lease payments related to this lease through the year 2032. Tower entered into a long-term lease agreement with the ILA relating to Fab 2 for a period ending in 2049. The lease payments through 2049 relating to this lease have been paid in advance and are expensed through the operational lease period.

Tower occupies certain other premises under various operating leases. The obligations under such leases were not material as of December 31, 2013.

Since 2002, Jazz has leased its fabrication facilities, land and headquarters from Conexant. In December 2010, Conexant sold Jazz's fabrication facilities, land and headquarters. In connection with the sale, Jazz negotiated amendments to its operating leases that confirm Jazz's ability to remain in the fabrication facilities through 2027, including Jazz's options to extend the lease term at its sole discretion from 2017 to 2022 and from 2022 to 2027. In regards to an office building lease, Jazz's landlord exercised its right to terminate the office building lease, effective January 1, 2014. Jazz moved its offices to the fabrication building and to nearby newly leased office space. Jazz and the landlord signed an additional amendment to the amended lease to reflect termination of the office building lease and certain obligations of Jazz and the landlord, including certain noise abatement actions at the fabrication facility. This office building termination has no impact whatsoever on Jazz's fabrication buildings, facilities and operations and Jazz's ability to remain in the fabrication facilities through 2027 (including by exercising its two consecutive five-year extension periods which it can exercise in its sole discretion).

Aggregate rental expense under operating leases, was approximately $2,400 for each of the years ended December 31, 2013, 2012 and 2011.
Future minimum payments under non-cancelable operating building lease are as follows:

	2014	2015	2016	2017	2018	Thereafter	Total
Operating leases	$1,898	$2,096	$2,108	$693	$372	$408	$7,575

D.	Other Principal Agreements

The Company, from time to time in the ordinary course of business, enters into long-term agreements with various entities for the joint development of products and processes utilizing technologies owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.

(1)
Siliconix

In 2004, Tower and Siliconix incorporated ("Siliconix"), a subsidiary of Vishay Intertechnology Inc., entered into a definitive long-term foundry agreement for semiconductor manufacturing. During recent years, the parties amended the agreement several times to revise the terms of the purchase of wafers and transfer additional product platforms to Tower for the manufacturing of new products.

(2)
An agreement with an Asian entity

In November 2009, Tower entered into a definitive agreement with an Asian entity for the capacity ramp-up and upgrade of the entity's current installed and commissioned eight inch refurbished wafer fabrication facility with 0.18 micron Complementary Metal Oxide Semiconductor (CMOS) technology. Said facility has 0.25 micron and lower geometries.

Under said agreement, Tower provides, on a turn-key basis, technical consultation, know-how, training and turn-key manufacturing solutions, including arranging for the required manufacturing and the transfer of certain equipment required for the fab ramp-up and upgrade. The project is divided into several phases of implementation: (i) supply of documents of the offered 0.18 micron CMOS technology; (ii) project planning; (iii) supply process equipment; (iv) installation and acceptance of process equipment; (v) process set-up and integration; and (vi) technology qualification and production. The total agreement value is approximately $130,000, of which approximately $123,000 was paid as of December 31, 2013.

Payments are based on performance of milestones derived from the phases above and delivery of the deliverables. As of December 31, 2013 the Company substantially completed the project. The following are the major payment milestones: shipment of process equipment; delivery of process flow document of the 0.18 micron technology; delivery of detailed working plans; design of clean room; delivery of process equipment; training and integration; and performance of qualification tests and analyses.

During the years ended December 31, 2013, 2012 and 2011, Tower recorded approximately $3,400, $15,400 and $36,200 revenues, respectively relating to said agreement.

E.	Environmental Affairs

The Company's operations are subject to a variety of laws and state and governmental regulations relating to the use, discharge and disposal of toxic or otherwise hazardous materials used in the production processes. Operating permits and licenses are required for the operation of the Company's facilities and these permits and licenses are subject to revocation, modification and renewal. Government authorities have the power to enforce compliance with these regulations, permits and licenses. As of the approval date of the financial statements, the Company is not aware of any noncompliance with the terms of said permits and licenses.

F.	Special Security Agreement

In connection with  Jazz's aerospace and defense business, its facility security clearance and trusted foundry status, Jazz and Tower have worked with the Defense Security Service of the United States Department of Defense ("DSS") to mitigate concern of foreign ownership, control or influence over the operations of Jazz specifically relating to protection of classified information and prevention of potential unauthorized access thereto by creating Jazz Semiconductor Trusted Foundry ("JSTF") as a subsidiary of Jazz and limiting possession of all classified information solely to JSTF. Tower and Jazz have further agreed to operate JSTF under a Special Security Agreement signed with DSS.

G.	Other Commitments

Receipt of certain research and development grants from the government of Israel is subject to various conditions. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received. In Tower's opinion, Tower has been in full compliance with the conditions through December 31, 2013. For details in regard to Investment Center grants, see Note 8B.